Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 1.3%
Hotels, Resorts & Cruise Lines 1.3%
Marriott International, Inc., Class A(a)	25,270	3,742,234
Total Hotels, Resorts & Cruise Lines		3,742,234
Total Consumer Discretionary		3,742,234
Real Estate 98.3%
Diversified REITs 3.2%
STORE Capital Corp.	286,709	9,183,289
Total Diversified REITs		9,183,289
Health Care REITs 11.0%
Healthpeak Properties, Inc.	223,430	7,480,436
Medical Properties Trust, Inc.	423,943	8,508,536
Welltower, Inc.	195,139	16,079,454
Total Health Care REITs		32,068,426
Hotel & Resort REITs 2.8%
Host Hotels & Resorts, Inc.(a)	496,106	8,101,411
Total Hotel & Resort REITs		8,101,411
Industrial REITs 14.7%
Americold Realty Trust	212,180	6,163,829
Duke Realty Corp.	272,501	13,044,623
First Industrial Realty Trust, Inc.	226,638	11,803,307
Prologis, Inc.	94,717	11,880,353
Total Industrial REITs		42,892,112
Office REITs 8.4%
Alexandria Real Estate Equities, Inc.	81,151	15,505,522
Corporate Office Properties Trust	133,142	3,592,171
Highwoods Properties, Inc.	125,546	5,506,447
Total Office REITs		24,604,140
Residential REITs 25.2%
American Homes 4 Rent, Class A	282,690	10,776,143
AvalonBay Communities, Inc.	62,108	13,765,617
Camden Property Trust	47,133	6,950,703
Centerspace	74,164	7,008,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Equity LifeStyle Properties, Inc.	192,036	14,998,012
Invitation Homes, Inc.	350,919	13,450,725
Sun Communities, Inc.	35,358	6,544,766
Total Residential REITs		73,494,464
Retail REITs 7.9%
Brixmor Property Group, Inc.	132,543	2,930,526
Federal Realty Investment Trust	105,227	12,415,734
SITE Centers Corp.	201,026	3,103,841
Tanger Factory Outlet Centers, Inc.	290,316	4,732,151
Total Retail REITs		23,182,252
Specialized REITs 25.1%
American Tower Corp.	33,819	8,975,901
Coresite Realty Corp.	46,333	6,418,974
Equinix, Inc.	20,155	15,925,070
Extra Space Storage, Inc.	58,623	9,848,078
Four Corners Property Trust, Inc.	107,887	2,897,845
Gaming and Leisure Properties, Inc.	250,691	11,612,007
Life Storage, Inc.	110,779	12,710,782
National Storage Affiliates Trust	94,625	4,995,254
Total Specialized REITs		73,383,911
Total Real Estate		286,910,005
Total Common Stocks (Cost: $169,242,835)		290,652,239

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	431,663	431,620
Total Money Market Funds (Cost: $431,619)		431,620
Total Investments in Securities (Cost $169,674,454)		291,083,859
Other Assets & Liabilities, Net		765,027
Net Assets		$291,848,886
Columbia Real Estate Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	330,349	13,853,083	(13,751,812)	—	431,620	—	394	431,663
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Real Estate Equity Fund | Quarterly Report 2021

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